Other Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other accrued liabilities	$ 693.5	$ 698.2
Customer Accuruals [Member]
Other accrued liabilities	250.7	280.9
Accruals For Manufacturing, Marketing And Freight Expenses [Member]
Other accrued liabilities	105.1	108.9
Accrued Self-Insurance Liabilities [Member]
Other accrued liabilities	66.8	73.1
Accrued Pension, Defined Contribution And Other Postretirement Benefits [Member]
Other accrued liabilities	54.6	45.3
Accrued Contingencies, Primarily Legal, Environmental And Warranty [Member]
Other accrued liabilities	37.2	39.1
Accrued Restructuring [Member]
Other accrued liabilities	33.0	33.5
Other Accrued Liabilities [Member]
Other accrued liabilities	$ 146.1	$ 117.4